Securitizations And Variable Interest Entities (Fair Value Of The Firm's Retained Interests And The Sensitivity Of This Fair Value) (Details) In Billions, unless otherwise specified	6 Months Ended				12 Months Ended
	Sep. 30, 2011 USD ($)		Sep. 30, 2011 JPY (¥)		Mar. 31, 2011 JPY (¥)		Sep. 30, 2011 Material Retained Interest Held [Member] USD ($)		Sep. 30, 2011 Material Retained Interest Held [Member] JPY (¥)		Mar. 31, 2011 Material Retained Interest Held [Member] JPY (¥)
Fair value of retained interests	$ 1.69		¥ 130.00		¥ 199.00		$ 1.57	[1]	¥ 121.00	[1]	¥ 192.00	[1]
Weighted-average life (Years)	4.6	[1]	4.6	[1]	6.3	[1]
Constant prepayment rate	17.60%	[1]	17.60%	[1]	7.10%	[1]
Impact of 10% adverse change	(0.02)	[1]	(1.60)	[1]	(0.50)	[1]
Impact of 20% adverse change	(0.03)	[1]	(2.60)	[1]	(1.00)	[1]
Discount rate	3.80%	[1]	3.80%	[1]	4.70%	[1]
Impact of 10% adverse change	(0.02)	[1]	(1.90)	[1]	(4.30)	[1]
Impact of 20% adverse change	(0.04)	[1]	(3.20)	[1]	(7.40)	[1]
Sensitivity analysis for material retained interest	$ 1.57		¥ 121.00		¥ 192.00

[1]	The sensitivity analysis covers the material retained interests held of ¥192 billion out of ¥199 billion as of March 31, 2011 and ¥121 billion ($1.57 billion) out of ¥130 billion ($1.69 million) as of September 30, 2011. Nomura considers the probability of anticipated credit loss from the retained interests which Nomura continuously holds would be minimal.